Goodwill and other intangibles (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of intangible assets		$ 3,000	$ 3,300
Amortization of intangible assets	$ 800	$ 800